Other Assets - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Miscellaneous assets [abstract]
Prepaid expenses	¥ 157,925	¥ 146,203
Accrued income	877,090	802,738
Receivables from brokers, dealers and customers for securities transactions	3,290,628	2,491,023
Cash collateral provided for derivative and other financial transactions	1,856,606	2,932,046
Retirement benefit assets	513,068	542,479
Security deposits	80,575	78,746
Others	1,208,080	1,334,707
Total other assets	¥ 7,983,972	¥ 8,327,942